Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2021
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash
15.	Cash, Cash Equivalents and Restricted Cash
The following table shows the breakdown of cash, cash equivalents and restricted cash as of December 31, 2020, and June 30, 2021:

	December 31, 2020	June 30, 2021

	(in thousands)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$59,056	$96,252
Cash and Cash equivalents held by the lessor VIE	215	104
Restricted cash	—	—

Total cash, cash equivalents and restricted cash	$59,271	$96,356

Included within total cash, cash equivalents and restricted cash as of June 30, 2021, is an amount of $0.1 million (December 31, 2020: $0.2 million) relating to the cash belonging to the lessor VIE that we are required to consolidate under U.S. GAAP. Please read Note 16—Variable Interest Entities for additional information.